UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-8544

FPA Funds Trust
(Exact name of registrant as specified in charter)

11400 West Olympic Boulevard, Suite 1200, Los Angeles, California		90064
(Address of principal executive offices)		(Zip code)

J. Richard Atwood, Treasurer, FPA Funds Trust,
11400 West Olympic Boulevard, Suite 1200, Los Angeles, California 90064
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(310) 473-0225

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2008

ITEM 1. Schedule of Investments.

FPA Funds Trust’s FPA Crescent Fund

Portfolio of Investments

December 31, 2008 (unaudited)

COMMON STOCKS — LONG	Shares or Principal Amount	Value

ENERGY — 14.1%
Arkema S.A.	806,000	$13,798,720
Chevron Corporation	275,000	20,341,750
ConocoPhillips†	1,067,900	55,317,220
ENSCO International Incorporated†	1,448,200	41,114,398
Patterson-UTI Energy, Inc.	989,776	11,392,322
Plains Exploration & Production Co.*	130,000	3,021,200
Rowan Companies, Inc.	730,000	11,607,000
Total S.A. (ADR)	203,900	11,275,670
		$167,868,280
HEALTH CARE — 8.6%
Amgen Inc. *	456,600	$26,368,650
Covidien Ltd.	1,149,900	41,672,376
Omnicare, Inc.	446,000	12,380,960
WellPoint, Inc. *	521,200	21,958,156
		$102,380,142
RETAILING — 5.8%
Charming Shoppes, Inc. *	1,624,800	$3,964,512
eBay Inc.*	1,765,100	24,640,796
Lowe’s Companies, Inc.	613,300	13,198,216
Wal-Mart Stores, Inc.	495,400	27,772,124
		$69,575,648
FINANCIAL SERVICES — 2.9%
Assurant, Inc.†	770,000	$23,100,000
Discover Financial Services	1,145,700	10,918,521
		$34,018,521
INDUSTRIAL PRODUCTS — 2.5%
AGCO Corporation*	323,900	$7,640,801
Cookson Group plc	2,118,400	3,919,040
Cymer, Inc.*	402,400	8,816,584
Trinity Industries, Inc.	571,900	9,013,144
		$29,389,569
AUTOMOTIVE — 2.4%
Autoliv, Inc.	593,800	$12,742,948
Group 1 Automotive, Inc.	670,600	7,222,362
Navistar International Corporation*	381,800	8,162,884
		$28,128,194
SERVICE — 2.1%
Brink’s Company, The	443,500	$11,921,280
Brink’s Home Security Holdings, Inc.*	257,500	5,644,400
G&K Services, Inc.	385,012	7,784,943
		$25,350,623
CONSUMER NON-DURABLE GOODS — 1.8%
Koninklijke Philips Electronics N.V.	982,600	$19,524,262
WestPoint International, Inc.*‡(1)	167,161	1,716,743
WestPoint International, Inc. (rights)*‡(1)	149,230	223,845
		$21,464,850
UTILITIES — 1.2%
PG&E Corporation	160,000	$6,193,600
Reliant Energy, Inc.*	1,393,165	8,052,494
		$14,246,094
INVESTMENT COMPANIES — 0.6%
Ares Capital Corporation	1,225,209	$7,755,573

MULTI-INDUSTRY — 0.5%
Onex Corporation	441,400	$6,594,516
TOTAL COMMON STOCKS — 42.5% (Cost $578,415,522)		$506,772,010

BONDS & DEBENTURES
SHORT-TERM U.S. GOVERNMENT SECURITIES — 30.8%
U. S. Treasury Bills
— 1.875% 2/19/09	$40,000,000	$39,998,932
— 1.885% 2/26/09	60,000,000	59,995,416
— 1.84% 3/5/09	100,000,000	99,982,780
— 0.76% 3/19/09	100,000,000	99,987,330
— 1.13% 3/26/09	66,800,000	66,790,762
		$366,755,220
CORPORATE BONDS & DEBENTURES — 16.8%
Alliance One International, Inc. — 11% 2012	$5,871,000	$4,866,531
American General Finance - 5.375% 2012	5,582,000	2,666,354
American General Finance - 5.625% 2011	26,430,000	12,320,609
B&G Foods, Inc. — 12% 2016	3,645,000	2,497,917
Castle Holdco 4, Ltd. — 9.875% 2015	£5,500,000	1,203,950
Castle Holdco 4, Ltd. — 7.0775% 2014 (floating)	£17,050,000	6,780,555
CIT Group Inc. — 5.6% 2011	$12,174,000	10,216,542
CIT Group Inc. — 5.8% 2011	6,620,000	5,487,252
CIT Group Funding Company of Canada — 5.6% 2011	5,242,000	3,905,290
Dynegy-Roseton Danskamme — 7.27% 2010	475,124	474,882
First Data Corporation — 5.39% 2014 (floating)‡	4,950,000	3,168,000
Ford Credit Europe Bank plc — 7.125% 2012	14,800,000	11,443,059
Ford Credit Europe Bank plc — 7.125% 2013	4,000,000	2,836,996
Ford Credit Europe Bank plc — 7.875% 2011	7,950,000	6,961,338
Home Depot, Inc., The — 2.94375% 2009 (floating)	5,975,000	5,749,563
International Lease Finance Corporation — 4.75% 2009	3,771,000	3,484,555
International Lease Finance Corporation — 4.875% 2010	942,000	755,691
International Lease Finance Corporation — 5% 2010	3,775,000	3,107,693
International Lease Finance Corporation — 5.125% 2010	5,882,000	4,634,781
International Lease Finance Corporation — 5.1525% 2010 (floating)	1,502,000	1,135,512
International Lease Finance Corporation — 5.625% 2010	3,150,000	2,543,499
Interpublic Group of Companies, Inc., The — 5.4% 2009	5,910,000	5,525,082
Interpublic Group of Companies, Inc., The — 7.25% 2011	23,806,000	12,379,120
iStar Financial Inc. — 5.125% 2011	2,272,000	795,200
Michaels Stores, Inc. — 4.86% 2013 (floating)‡	30,743,182	15,371,591
Newfield Exploration Company — 7.625% 2011	7,300,000	6,858,058
Penske Automotive Group — 7.75% 2016	13,773,000	6,404,445
Reliant Energy, Inc. — 7.625% 2014	12,403,000	10,255,669
Sally Holdings LLC — 9.25% 2014	1,080,000	864,000
Sally Holdings LLC — 10.5% 2016	24,000,000	15,772,560
SLM Corporation — 3.675% 2009 (floating)	5,281,000	4,951,835
SLM Corporation — 4% 2010	5,280,000	5,057,659
SLM Corporation — 5.45% 2011	4,852,000	4,052,245
Tenet Healthcare Corporation — 9.875% 2014	8,000,000	6,377,520
Thermadyne Holdings Corporation — 10.5% 2014	5,000,000	3,697,200
Valassis Communications, Inc. — 8.25% 2015	9,990,000	2,697,300
Willis North America, Inc. — 5.625% 2015	3,928,000	2,833,148
		$200,133,201
U.S. GOVERNMENT & AGENCIES — 6.2%
Federal Home Loan Mortgage Corporation — 5% 2018	$9,764,296	$10,002,252
Federal National Mortgage Association — 7.5% 2028	85,924	90,907
U.S. Treasury Note — 3.875% 2010†	15,000,000	15,810,937
U.S. Treasury Note — 4.375% 2010†	40,000,000	42,950,000
U.S. Treasury Inflation-Indexed Notes — 3.375% 2012†	5,490,405	5,430,783
		$74,284,879

CONVERTIBLE DEBENTURES — 1.2%
General Growth Properties, Inc. — 3.98% 2027‡	$7,060,000	$423,600
Group 1 Automotive, Inc. — 2.25% 2036	7,000,000	2,765,000
Interpublic Group of Companies, Inc., The — 4.25% 2023	3,921,000	2,543,748
Lucent Technologies Inc. — 2.75% 2023	7,195,000	5,908,894
National Financial Partners Corp. — 0.75% 2012	11,325,000	2,265,000
		$13,906,242
TOTAL BONDS & DEBENTURES — 55.0% (Cost $701,777,209)		$655,079,542

TOTAL INVESTMENT SECURITIES — 97.5% (Cost $1,280,192,731)		$1,161,851,552

SHORT-TERM INVESTMENTS — 4.1% (Cost $48,600,740)
General Electric Capital Corporation — 0.02% 1/2/09	$28,601,000	$28,600,984
Chevron Funding Corporation — 0.04% 1/12/09	20,000,000	19,999,756
TOTAL SHORT-TERM INVESTMENTS		$48,600,740

TOTAL INVESTMENTS — 101.6% (Cost $1,328,793,471)		$1,210,452,292

COMMON STOCKS — SHORT — (5.8)% (Proceeds $94,614,379)
Apollo Group, Inc.*	(39,400)	$(3,018,828)
Apollo Investment Corporation	(575,900)	(5,361,629)
AutoNation, Inc.*	(234,400)	(2,315,872)
Banco Bilbao Vizcaya Argentaria, S.A. (ADR)	(324,300)	(4,050,507)
Banco Popular Espanol, S.A.	(271,100)	(2,304,350)
BJ’s Wholesale Club, Inc.*	(71,000)	(2,432,460)
Brunswick Corporation	(97,300)	(409,633)
Buckle, Inc., The	(21,750)	(474,585)
Capital One Financial Corporation	(173,300)	(5,526,537)
Exxon Mobile Corporation	(75,400)	(6,019,182)
Guess?, Inc.	(73,249)	(1,124,372)
HCP, Inc.	(197,900)	(5,495,683)
HSBC Holdings plc (ADR)	(73,400)	(3,572,378)
Jarden Corporation*	(102,900)	(1,183,350)
Marvel Enterprises, Inc.*	(102,600)	(3,154,950)
PharMerica Corporation*	(351,800)	(5,512,706)
Principal Financial Group, Inc.	(54,300)	(1,225,551)
Regis Corporation	(60,995)	(886,257)
Sally Beauty Holdings, Inc.*	(239,126)	(1,360,627)
Snap-on Incorporated	(12,000)	(472,560)
SunTrust Banks, Inc.	(96,400)	(2,847,656)
TCF Financial Corporation	(156,900)	(2,143,254)
Treehouse Foods Inc.*	(40,700)	(1,108,668)
Urban Outfitters, Inc.*	(87,200)	(1,306,256)
Ventas Inc.	(85,900)	(2,883,663)
VistaPrint Limited*	(91,900)	(1,710,259)
Volkswagen A.G.	(1,000)	(349,430)
West Marine, Inc.*	(115,000)	(487,600)
TOTAL COMMON STOCKS SHORT		$(68,738,803)

Other assets less liabilities, net — 4.2%		$49,678,996
TOTAL NET ASSETS — 100.0% — NOTE 2		$1,191,392,485

†    Security segregated as collateral for common stocks sold short.

*    Non-income producing securities

‡    Restricted securities.  These securities constituted 1.8% of total net assets at December 31, 2008.

(1)  The WestPoint International, Inc. equity holding (stock and rights) is illiquid and has been valued by the Board of Trustees in accordance with the Fund’s fair value procedures.

NOTE 1 — Disclosure of Fair Value Measurements

The Fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements, on April 1, 2008. FAS 157 requires the Fund to classify its assets based on valuation method, using three levels. Level 1 investment securities are valued based on quoted market prices in active markets for identical assets. Level 2 investment securities are valued based on significant observable market inputs, such as quoted prices for similar assets and quoted prices in inactive markets or other market observable inputs. Level 3 investment securities are valued using significant unobservable inputs that reflect the Fund’s determination of assumptions that market participants might reasonably use in valuing the assets. The valuation levels are not necessarily an indication of the risk associated with investing in those securities. The following table presents the valuation levels of the Fund’s investments as of December 31, 2008:

Investment Securities Long
Level 1 – Quoted prices	$935,778,362
Level 2 –Other significant observable inputs**	270,235,425
Level 3 – Significant unobservable inputs	4,438,505
Total investment securities long	$1,210,452,292

**  Includes $48,600,740 of short-term investments with maturities of 60 days or less that are valued at amortized cost.

The following table summarizes the Fund’s Level 3 long investment securities and related transactions during the three months ended December 31, 2008:

Beginning value at 10/1/08	$5,278,549
Net unrealized appreciation (depreciation)	(840,044)
Ending value at 12/31/08	$4,438,505

Common Stocks Short
Level 1 – Quoted prices	$(68,738,803)
Level 2 – Other significant observable inputs	—
Level 3 – Significant unobservable inputs	—
Total common stocks short	$(68,738,803)

NOTE 2 — Federal Income Tax

The cost stated also approximates the aggregate cost for Federal income tax purposes. Net unrealized depreciation consists of:
Gross unrealized appreciation:	$81,756,028
Gross unrealized depreciation:	(174,221,631)
Net unrealized depreciation:	$(92,465,603)

ITEM 2. CONTROLS AND PROCEDURES.

(a)                                  The principal executive officer and principal financial officer of the registrant have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)                                 There have been no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

(a)                                  Separate certification for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940. Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange  Act of  1934  and  the  Investment  Company  Act  of  1940,  the registrant has duly caused this report to be signed  on  its behalf by the undersigned, thereunto duly authorized.

FPA FUNDS TRUST’S FPA CRESCENT FUND

By:	/s/ STEVEN T. ROMICK
Steven T. Romick, President
(Principal Executive Officer)

Date: February 26, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant  and  in the capacities  and  on  the  dates indicated.

FPA FUNDS TRUST’S FPA CRESCENT FUND

By:	/s/ STEVEN T. ROMICK
Steven T. Romick, President
(Principal Executive Officer)

Date: February 26, 2009

By:	/s/ J. RICHARD ATWOOD
J. Richard Atwood, Treasurer
(Principal Financial Officer)

Date: February 26, 2009